UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5719

Dreyfus Stock Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	09/30/2005

FORM N-Q

Item 1. Schedule of Investments.

DREYFUS STOCK INDEX FUND, INC.
STATEMENT OF INVESTMENTS
September 30, 2005 (Unaudited)

Common Stocks--99.0%	Shares	Value ($)

Aerospace & Defense--1.6%
Boeing	314,920	21,398,814
General Dynamics	77,136	9,221,609
Goodrich	46,600	2,066,244
Honeywell International	328,124	12,304,650
L-3 Communications Holdings	45,502	3,597,843
Northrop Grumman	137,004	7,446,167
Raytheon	173,150	6,583,163
Rockwell Collins	67,750	3,273,680
Textron	51,400	3,686,408
		69,578,578

Airlines--.1%
Southwest Airlines	265,812	3,947,308

Apparel--.3%
Jones Apparel Group	45,400	1,293,900
Liz Claiborne	41,100a	1,616,052
Nike, Cl. B	73,350	5,991,228
Reebok International	20,100a	1,137,057
VF	34,300	1,988,371
		12,026,608

Beverages/Brewers--.4%
Anheuser-Busch Cos.	298,050	12,828,072
Constellation Brands, Cl. A	75,200b	1,955,200
Molson Coors Brewing, Cl. B	21,950	1,405,020
		16,188,292

Biotechnology--3.2%
Amgen	473,424b	37,717,690
Applera - Applied Biosystems Group	74,950	1,741,838
Bard (C.R.)	40,500	2,674,215
Bausch & Lomb	20,600	1,662,008
Becton, Dickinson & Co.	95,900	5,028,037
Biogen Idec	129,827b	5,125,570
Biomet	95,825a	3,326,086
Boston Scientific	226,500b	5,293,305
Chiron	41,750a,b	1,821,135
Fisher Scientific International	46,800a,b	2,903,940
Genzyme	98,450a,b	7,052,958
Gilead Sciences	175,000a,b	8,533,000
Guidant	126,645	8,724,574
Hospira	61,377b	2,514,616
MedImmune	94,500b	3,179,925
Medtronic	464,673a	24,915,766
Millipore	19,800b	1,245,222
PerkinElmer	49,968	1,017,848
Stryker	111,400a	5,506,502
Thermo Electron	62,000b	1,915,800
Waters	44,150b	1,836,640
Zimmer Holdings	94,902b	6,537,799
		140,274,474

Clothing Stores--.4%
Coach	145,800b	4,572,288
Gap	222,351	3,875,578

Limited Brands	133,900	2,735,577
Nordstrom	85,000	2,917,200
TJX Cos.	178,850	3,662,848
		17,763,491

Computer Hardware--3.7%
Apple Computer	318,400b	17,069,424
Cisco Systems	2,452,118b	43,966,476
Dell	919,912b	31,460,990
EMC/Massachusetts	924,944b	11,968,775
Gateway	101,100b	272,970
Hewlett-Packard	1,099,280	32,098,976
Lexmark International, Cl. A	45,550b	2,780,828
Network Appliance	141,200b	3,352,088
Pitney Bowes	87,800	3,664,772
QLogic	34,800a,b	1,190,160
Sun Microsystems	1,308,484a,b	5,129,257
Symbol Technologies	97,606a	944,826
Xerox	368,166a,b	5,025,466
		158,925,008

Computer Software--4.7%
Adobe Systems	188,700a	5,632,695
Autodesk	87,600	4,068,144
BMC Software	83,600a,b	1,763,960
Citrix Systems	65,300b	1,641,642
Computer Associates International	177,809	4,944,868
Compuware	148,900b	1,414,550
Electronic Arts	116,500a,b	6,627,685
International Business Machines	612,268	49,116,139
Intuit	69,550b	3,116,535
Mercury Interactive	33,236	1,316,146
Microsoft	3,534,996	90,955,447
Novell	146,500a,b	1,091,425
Oracle	1,447,092b	17,929,470
Parametric Technology	104,500a,b	728,365
Siebel Systems	200,451a	2,070,659
Symantec	459,579a,b	10,414,060
		202,831,790

Construction--.3%
Centex	49,300a	3,183,794
Fluor	33,300a	2,143,854
KB HOME	29,700	2,174,040
Pulte Homes	82,300	3,532,316
Vulcan Materials	39,300	2,916,453
		13,950,457

Consumer Cyclical--.5%
Albertson's	141,355a	3,625,756
Costco Wholesale	183,850a	7,922,097
Kroger	277,748b	5,718,831
Safeway	172,169	4,407,526
Supervalu	52,100	1,621,352
		23,295,562

Consumer Durables--.1%
Maytag	30,600	558,756
Whirlpool	25,700	1,947,289
		2,506,045

Consumer Staples--.1%
Brown-Forman, Cl. B	31,800	1,893,372
UST	63,100a	2,641,366
		4,534,738

Electric Utilities--2.8%
AES	250,600b	4,117,358
Allegheny Energy	62,500a,b	1,920,000
American Electric Power	150,850a	5,988,745
Calpine	217,915b	564,400
Consolidated Edison	93,800	4,553,990
Constellation Energy Group	68,250	4,204,200
Dominion Resources/VA	130,792	11,266,423
Duke Energy	355,400	10,367,018
Dynegy, Cl. A	110,000b	518,100
Edison International	125,000	5,910,000
Entergy	79,650	5,919,588
Exelon	257,350	13,752,784
FirstEnergy	126,533	6,594,900
PG & E	143,150	5,618,637
Pinnacle West Capital	37,900	1,670,632
Progress Energy	96,385	4,313,229
Public Service Enterprise Group	91,750a	5,905,030
Southern	286,510	10,245,598
TECO Energy	79,700	1,436,194
TXU	92,130	10,399,634
Xcel Energy	154,595a	3,031,608
		118,298,068

Energy--.4%
KeySpan	66,850	2,458,743
Nabors Industries	60,400b	4,338,532
Noble	52,400	3,587,304
Transocean	126,133b	7,733,214
		18,117,793

Energy Reserves--6.1%
Anadarko Petroleum	90,684	8,682,993
Apache	126,122a	9,486,897
Burlington Resources	146,200	11,888,984
ConocoPhillips	534,154	37,342,706
Devon Energy	173,900a	11,936,496
EOG Resources	92,100	6,898,290
Exxon Mobil	2,419,318	153,723,466
Kerr-McGee	44,238	4,295,952
Occidental Petroleum	153,450	13,109,234
XTO Energy	138,666	6,284,343
		263,649,361

Environmental Services--.2%
Allied Waste Industries	83,700a,b	707,265

Waste Management	215,654	6,169,861
		6,877,126

Financial Services--5.0%
American Express	476,173	27,351,377
AON	122,150	3,918,572
Capital One Financial	110,700	8,802,864
Countrywide Financial	228,098	7,522,672
General Electric	4,067,583	136,955,519
H & R Block	124,500a	2,985,510
Marsh & McLennan Cos.	205,358	6,240,830
MBNA	482,634	11,892,102
Providian Financial	113,043b	1,998,600
SLM	160,200	8,593,128
		216,261,174

Food & Beverages--3.0%
Archer-Daniels-Midland	249,605a	6,155,259
Campbell Soup	70,949a	2,110,733
Coca-Cola	796,642a	34,406,968
Coca-Cola Enterprises	115,600	2,254,200
ConAgra Foods	198,750	4,919,063
General Mills	140,500a	6,772,100
H J Heinz	130,800	4,779,432
Hershey	70,478	3,968,616
Kellogg	98,300	4,534,579
McCormick & Co.	51,400	1,677,182
Pepsi Bottling Group	53,250	1,520,287
PepsiCo	640,791	36,339,258
Sara Lee	300,998	5,703,912
Sysco	242,850	7,618,204
Tyson Foods, Cl. A	96,500a	1,741,825
Wrigley, (Wm.) Jr.	69,000	4,959,720
		129,461,338

Forestry & Paper--.5%
Bemis	41,000a	1,012,700
Georgia-Pacific	99,825a	3,400,040
International Paper	188,220	5,608,956
Louisiana-Pacific	42,500	1,176,825
MeadWestvaco	70,639	1,951,049
Temple-Inland	43,300	1,768,805
Weyerhaeuser	94,000a	6,462,500
		21,380,875

Health Care--7.5%
Abbott Laboratories	596,376	25,286,342
Allergan	50,200a	4,599,324
AmerisourceBergen	39,909	3,084,966
Baxter International	238,850a	9,522,949
Bristol-Myers Squibb	750,428	18,055,298
Cardinal Health	163,800	10,391,472
Cigna	49,371	5,818,866
Eli Lilly & Co.	435,037	23,283,180
Forest Laboratories	130,400b	5,081,688
Johnson & Johnson	1,141,302	72,221,591
King Pharmaceuticals	92,766b	1,426,741
McKesson	118,369a	5,616,609
Merck & Co.	842,466	22,923,500
Mylan Laboratories	83,900a	1,615,914
Pfizer	2,828,111	70,617,932
Schering-Plough	566,451	11,923,794
St. Jude Medical	139,900b	6,547,320
Watson Pharmaceuticals	40,000a,b	1,464,400

Wyeth	514,620	23,811,467
		323,293,353

Healthcare Distributors & Services--2.3%
Aetna	111,182	9,577,217
Caremark Rx	172,700b	8,622,911
Coventry Health Care	41,200b	3,544,024
Express Scripts	57,000a,b	3,545,400
HCA	173,405	8,309,568
Health Management Associates, Cl. A	94,900	2,227,303
Humana	62,400b	2,987,712
Laboratory Corporation of America Holdings	51,900b	2,528,049
Manor Care	30,300	1,163,823
Medco Health Solutions	116,799b	6,404,089
Quest Diagnostics	63,800	3,224,452
Tenet Healthcare	179,700a,b	2,018,031
UnitedHealth Group	484,700	27,240,140
WellPoint	235,500b	17,855,610
		99,248,329

Heavy Electrical Equipment--.5%
American Power Conversion	65,600	1,699,040
Cummins	17,a800	1,566,222
Emerson Electric	158,490	11,379,582
Molex	55,575	1,482,741
Rockwell Automation	69,700a	3,687,130
		19,814,715

Hotels & Motels--.4%
Harrah's Entertainment	70,450	4,592,636
Hilton Hotels	125,650	2,804,508
Marriott International, Cl. A	65,700	4,139,100
Starwood Hotels & Resorts Worldwide	83,500a	4,773,695
		16,309,939

Household Products--2.7%
Alberto-Culver	28,900	1,293,275
Avon Products	180,600a	4,876,200
Clorox	58,250	3,235,205
Colgate-Palmolive	199,350	10,523,686
Fortune Brands	55,950	4,550,414
Gillette	344,966	20,077,021
Kimberly-Clark	182,698	10,876,012
Newell Rubbermaid	105,678a	2,393,607
Pactiv	57,450a,b	1,006,524
Procter & Gamble	979,900	58,264,854
		117,096,798

Industrial Parts--1.7%
American Standard Cos.	70,400	3,277,120
Black & Decker	30,800	2,528,372
Dover	77,650	3,167,343
Eaton	56,500	3,590,575
Illinois Tool Works	80,050	6,590,517
ITT Industries	35,550	4,038,480
Leggett & Platt	72,400	1,462,480
Pall	47,701	1,311,778
Parker-Hannifin	45,875	2,950,221
Snap-On	22,200	801,864
Stanley Works	27,900a	1,302,372
Tyco International	776,571	21,627,502
United Technologies	393,182	20,382,555
WW Grainger	29,000a	1,824,680
		74,855,859

Industrial Services--.4%
Apollo Group, Cl. A	56,050b	3,721,160
Cendant	401,402a	8,284,937
Cintas	52,900a	2,171,545
Monster Worldwide	46,700b	1,434,157
Robert Half International	64,900	2,309,791
Ryder System	24,700a	845,234
		18,766,824

Information Services--1.4%
Affiliated Computer Services, Cl. A	48,200b	2,631,720
Automatic Data Processing	222,678	9,584,061
Computer Sciences	70,900a,b	3,354,279
Convergys	53,702b	771,698
Electronic Data Systems	199,150a	4,468,926
Equifax	50,050	1,748,747
First Data	296,040	11,841,600
Fiserv	72,182a,b	3,310,988
IMS Health	86,650	2,180,981
Interpublic Group of Cos.	162,250a,b	1,888,590
Moody's	97,000a	4,954,760
Omnicom Group	69,880	5,844,064
Paychex	127,775	4,737,897
Sabre Holdings, Cl. A	50,350	1,021,098
Unisys	130,700b	867,848
		59,207,257

Insurance/Property--1.7%
ACE	110,550	5,203,588
Allstate	251,971	13,931,477
AMBAC Financial Group	40,994	2,954,028
Ameren	78,200a	4,182,918
Chubb	76,100a	6,814,755
Cincinnati Financial	67,030a	2,807,887
Hartford Financial Services Group	114,950	8,870,691
Loews	52,050a	4,809,940
MGIC Investment	35,700a	2,291,940
Progressive	75,582	7,918,726
Safeco	48,050	2,564,909
St. Paul Travelers Cos.	259,234a	11,631,830
		73,982,689

Interest Sensitive--12.1%
American International Group	995,773	61,698,095
AmSouth Bancorporation	134,400	3,394,944
Bank of America	1,541,736	64,907,086
Bank of New York	298,632	8,782,767
BB&T	210,100	8,204,405
CIT Group	77,400	3,496,932
Citigroup	1,983,790	90,302,121
Comerica	64,100	3,775,490
Compass Bancshares	47,694a	2,185,816
Equity Office Properties Trust	157,500	5,151,825
Fannie Mae	371,409	16,646,551
Fifth Third Bancorp	213,392	7,837,888
First Horizon National	48,000	1,744,800
Freddie Mac	265,115	14,968,393
Golden West Financial	98,086	5,825,328
Huntington Bancshares/OH	88,504	1,988,685
JPMorgan Chase & Co.	1,347,926	45,735,129
M&T Bank	31,000	3,277,010
Marshall & Ilsley	79,500	3,459,045
MBIA	51,450	3,118,899
Mellon Financial	160,457a	5,129,810
National City	218,199	7,296,575
North Fork Bancorporation	183,550	4,680,525
Northern Trust	71,190a	3,598,655
PNC Financial Services Group	111,523	6,470,564
Regions Financial	176,684	5,498,406
Sovereign Bancorp	138,800a	3,059,152
State Street	126,950	6,210,394
SunTrust Banks	139,150	9,663,968
Synovus Financial	119,650	3,316,698
T Rowe Price Group	49,800	3,251,940
US Bancorp	701,205	19,689,836
Wachovia	605,226	28,802,705
Washington Mutual	337,444a	13,234,554
Wells Fargo & Co.	647,657	37,933,270
XL Capital, Cl. A	53,800	3,660,014
Zions Bancorporation	34,600a	2,463,866
		520,462,141

Internet--.8%
eBay	426,000b	17,551,200
Yahoo!	481,076a,b	16,279,612
		33,830,812

Leisure Products--.4%
Brunswick	37,300	1,407,329
Eastman Kodak	110,200a	2,681,166
Harley-Davidson	105,300a	5,100,732
Hasbro	68,650a	1,348,972
International Game Technology	130,900	3,534,300
Mattel	154,895a	2,583,649
		16,656,148

Life Insurance--1.2%
Aflac	192,492	8,719,888
Jefferson-Pilot	51,737	2,647,382
Lincoln National	66,200	3,443,724
MetLife	290,300a	14,465,649
Principal Financial Group	107,350a	5,085,169
Prudential Financial	196,850	13,299,186
Torchmark	40,100	2,118,483
UnumProvident	114,269a	2,342,515
		52,121,996

Machinery & Machine Tools--.5%
Caterpillar	259,730a	15,259,137
Deere & Co.	92,500	5,661,000
		20,920,137

Media--2.0%
Clear Channel Communications	208,247b	6,849,244
Comcast, Cl. A	842,525b	24,753,385
Time Warner	1,801,068	32,617,341
Univision Communications, Cl. A	88,300a,b	2,342,599
Walt Disney	771,209	18,609,273
		85,171,842

Mining & Metals--.8%
Alcoa	334,756a	8,174,742
Allegheny Technologies	32,236	998,671
Ball	41,800	1,535,732
Engelhard	46,050	1,285,255
Freeport-McMoRan Copper & Gold, Cl. B	68,000	3,304,120
Newmont Mining	171,154a	8,073,334
Nucor	60,000	3,539,400
Phelps Dodge	37,249a	4,839,763
United States Steel	43,800a	1,854,930
		33,605,947

Motor Vehicles--.7%
Cooper Tire & Rubber	23,500a	358,845
Dana	57,649a	542,477
Delphi	215,379	594,446
Ford Motor	711,050a	7,010,953
General Motors	216,948a	6,640,778
Genuine Parts	66,750a	2,863,575
Johnson Controls	73,900	4,585,495
Navistar International	23,700b	768,591
Paccar	65,712a	4,461,188
Visteon	49,410	483,230
		28,309,578

Oil Field Machine & Equipment--.1%
Weatherford International	53,100a,b	3,645,846

Oil Refining/Distribution--2.4%
Amerada Hess	30,600a	4,207,500
Chevron	864,061	55,930,668
El Paso	252,979a	3,516,408
Kinder Morgan	36,700	3,529,072
Marathon Oil	140,490	9,683,976
Murphy Oil	63,000	3,141,810
Sunoco	52,400	4,097,680
Valero Energy	117,300a	13,261,938
Williams Cos.	219,571	5,500,254
		102,869,306

Oil Services--1.2%
Baker Hughes	130,760a	7,803,757
BJ Services	123,700	4,451,963
Halliburton	195,051a	13,364,894
National Oilwell Varco	66,500a,b	4,375,700
Rowan Cos.	41,800a	1,483,482
Schlumberger	225,700	19,044,566
		50,524,362

Process Industries--.1%

DR Horton	104,500	3,784,990

Producer Goods--2.7%
Air Products & Chemicals	85,050	4,689,657
Ashland	28,500	1,574,340
Avery Dennison	42,350	2,218,716
Cooper Industries, Cl. A	35,500	2,454,470
CSX	83,300a	3,871,784
Dow Chemical	370,152	15,424,234
E I Du Pont de Nemours & Co.	381,650	14,949,231
Eastman Chemical	31,200	1,465,464
Ecolab	70,700	2,257,451
Goodyear Tire & Rubber	67,500a,b	1,052,325
Hercules	43,200b	527,904
Ingersoll-Rand, Cl. A	129,400	4,946,962
International Flavors & Fragrances	31,300	1,115,532
Lockheed Martin	139,660a	8,524,846
Masco	165,200a	5,068,336
Monsanto	103,113	6,470,341
PPG Industries	65,133	3,855,222
Praxair	124,000	5,943,320
Rohm & Haas	55,741	2,292,627
Sealed Air	31,773b	1,507,947
Sherwin-Williams	43,700	1,925,859
Sigma-Aldrich	25,900a	1,659,154
3M	293,598	21,538,349
		115,334,071

Publishing--.8%
Carnival	165,624	8,277,887
Dow Jones & Co.	22,600a	863,094
Gannett	93,688a	6,448,545
Knight-Ridder	26,694a	1,566,404
McGraw-Hill Cos.	143,500	6,893,740
Meredith	16,100	803,229
New York Times, Cl. A	55,700	1,657,075
RR Donnelley & Sons	82,350a	3,052,715
Tribune	101,730a	3,447,630
		33,010,319

Railroads--.5%
Burlington Northern Santa Fe	143,292	8,568,861
Norfolk Southern	155,250	6,296,940
Union Pacific	101,228	7,258,048
		22,123,849

Real Estate Investment Trust--.6%
Apartment Investment & Management, Cl. A	36,700	1,423,226
Archstone-Smith Trust	81,300	3,241,431
Equity Residential	110,150a	4,169,177
Plum Creek Timber	70,550	2,674,551
ProLogis	94,800	4,200,588
Public Storage	31,700a	2,123,900
Simon Property Group	70,300a	5,210,636
Vornado Realty Trust	45,200	3,915,224
		26,958,733

Restaurants--.8%
Darden Restaurants	51,550	1,565,573
McDonald's	479,655	16,063,646
Starbucks	147,400a,b	7,384,740
Wendy's International	44,300b	2,000,145
Yum! Brands	109,550	5,303,316
		32,317,420

Securities & Asset Management--2.3%
Bear Stearns Cos.	43,152	4,735,932
E*Trade Financial	142,200b	2,502,720
Federated Investors, Cl. B	32,500	1,079,975
Franklin Resources	57,000a	4,785,720
Goldman Sachs Group	178,450	21,695,951
Janus Capital Group	85,600	1,236,920
Lehman Brothers Holdings	104,430	12,164,006
Merrill Lynch & Co.	355,431	21,805,692
Morgan Stanley	416,716	22,477,661
Schwab (Charles)	398,778	5,754,367
		98,238,944

Semiconductors--1.8%
Advanced Micro Devices	152,900a,b	3,853,080
Altera	143,000a,b	2,732,730
Analog Devices	142,900a	5,307,306
Applied Materials	622,500	10,557,600
Applied Micro Circuits	117,200b	351,600
Broadcom, Cl. A	108,458b	5,087,765
Linear Technology	117,750a	4,426,223
LSI Logic	149,900a,b	1,476,515
Maxim Integrated Products	125,850a	5,367,502
Micron Technology	236,450b	3,144,785
National Semiconductor	131,700a	3,463,710
Novellus Systems	53,100a,b	1,331,748
Nvidia	64,700a,b	2,217,916
PMC-Sierra	69,900a,b	615,819
Teradyne	75,400b	1,244,100
Texas Instruments	622,748	21,111,157
Xilinx	134,100	3,734,685
		76,024,241

Services--.8%
News, Cl. A	940,000	14,654,600
Viacom, Cl. B	608,186	20,076,220
		34,730,820

Specialty Retail/Stores--4.5%
Autonation	69,200b	1,381,924
AutoZone	21,300b	1,773,225
Bed Bath & Beyond	113,500b	4,560,430
Best Buy	155,325	6,761,297
Big Lots	43,700a,b	480,263
Circuit City Stores	63,200	1,084,512
CVS	311,880	9,047,639
Dillard's, Cl. A	24,700	515,736
Dollar General	123,109	2,257,819
Family Dollar Stores	63,350	1,258,765
Federated Department Stores	101,754	6,804,290
Home Depot	821,244	31,322,246
JC Penney	96,100	4,557,062
Kohl's	132,323b	6,639,968
Lowe's Cos.	299,110	19,262,684
Office Depot	121,400a,b	3,605,580
OfficeMax	27,200	861,424
RadioShack	51,600	1,279,680
Sears Holdings	39,288b	4,888,213
Staples	282,025	6,012,773
Target	339,442	17,627,223
Tiffany & Co.	54,600a	2,171,442
Wal-Mart Stores	958,329	41,993,977
Walgreen	392,300	17,045,435

		193,193,607

Technology--3.7%
ADC Telecommunications	44,714a,b	1,022,162
Agilent Technologies	189,690b	6,212,348
Andrew	62,343a,b	695,124
Avaya	162,692a,b	1,675,728
Ciena	221,800a,b	585,552
Comverse Technology	77,200b	2,028,044
Corning	564,798b	10,917,545
Danaher	91,200a	4,909,296
Freescale Semiconductor, Cl. B	155,502b	3,666,737
Intel	2,337,910	57,629,481
Jabil Circuit	66,000b	2,040,720
JDS Uniphase	632,400a,b	1,403,928
Kla-Tencor	75,800a	3,696,008
Lucent Technologies	1,705,521a,b	5,542,943
Motorola	947,385	20,927,735
NCR	71,300b	2,275,183
Qualcomm	625,600	27,995,600
Sanmina-SCI	201,772b	865,602
Scientific-Atlanta	58,800	2,205,588
Solectron	373,100b	1,458,821
Tektronix	32,400	817,452
Tellabs	171,700b	1,806,284
		160,377,881

Tobacco--1.4%
Altria Group	796,343	58,698,443
Reynolds American	32,800a	2,723,056
		61,421,499

Truck/Sea/Air Freight--.9%
FedEx	116,240	10,127,991
United Parcel Service, Cl. B	424,850	29,369,881
		39,497,872

Utilities--2.7%
AT&T	307,703	6,092,520
BellSouth	703,001a	18,488,926
CenturyTel	49,900	1,745,502
Cinergy	76,320a	3,389,371
Citizens Communications	131,700	1,784,535
CMS Energy	84,200b	1,385,090
DTE Energy	68,250	3,129,945
FPL Group	151,200a	7,197,120
PPL	145,600	4,707,248
Qwest Communications International	585,162a,b	2,399,164
SBC Communications	1,267,789	30,388,902
Verizon Communications	1,061,013	34,684,515
		115,392,838
Utilities/Gas--.4%
CenterPoint Energy	118,846a	1,767,240
KeyCorp	156,966	5,062,153
Nicor	17,000a	714,510
NiSource	104,553	2,535,410
Peoples Energy	14,700	578,886
Sempra Energy	98,295	4,625,763
		15,283,962

Wireless Telecommunications--.8%
Alltel	146,500	9,538,615
Sprint Nextel	1,125,461	26,763,463
		36,302,078

Total Common Stocks
(cost $3,104,107,884)		4,254,555,088

	Principal
Short Term Investments--0.8%	Amount ($)	Value ($)

Repurchase Agreement--0.7%
Greenwich Capital Markets,
3.30%, dated 9/30/2005, due 10/3/2005
in the amount of $31,838,753 (fully
collateralized by $32,835,000 of Federal
Home Loan Mortgage Corp., Notes, 3.625%,
due 2/15/2008, value $32,471,162)	31,830,000	31,830,000

U.S. Treasury Bills--0.1%
3.17%, 10/13/2005	2,000,000c	1,998,400
3.37%, 11/25/2005	600,000c	597,102
3.36%, 12/15/2005	1,000,000c	993,450
		3,588,952
Total Short-Term Investments
(cost $35,417,801)		35,418,952

Investment Of Cash Collateral
for Securities Loaned--4.1%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $175,309,159)	175,309,159d	175,309,159

Total Investments (cost $3,314,834,844)	103.9%	4,465,283,199

Liabilities, Less Cash and Receivables	(3.9%)	(166,438,335)

Net Assets	100.0%	4,298,844,864

[a] All or a portion of these securities are on loan. At September 30, 2005, the total market value of the fund's securities on loan is $168,330,865 and the total market value of the collateral held by the fund is $175,309,159.
[b] Non-income producing.
[c] Partially held by the broker in a segregated account as collateral for open futures positions.
[d] Investment in affiliated money market mutual funds.

STATEMENT OF FINANCIAL FUTURES September 30, 2005 (Unaudited)
		Market Value		Unrealized
		Covered		(Depreciation)
	Contracts	by Contracts ($)	Expiration	at 9/30/2005 ($)

Financial Futures Long
Standard & Poor's 500	151	46,594,825	December 2005	(261,605)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Index Fund, Inc.

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	November 22, 2005

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	November 22, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)